Other Gains/(Losses), Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Gains/(Losses), Net [Abstract]
Schedule of Other Gains, Net
		Year ended December 31,
	Note	2022	2023	2024
		RMB	RMB	RMB

Foreign exchange gains	(i)	7,355,135	3,589,629	5,933,998
Net gains/(losses) on confiscated credit risk mitigation positions	(ii)	71,380,536	422,763	(27,365,653)
Profits/(losses) from fair value changes	(iii)	(362,855)	(5,765,113)	-
Net loss on disposal of property and equipment		(30,742)	(147,644)	39,563
Others		11,571,964	6,747,962	(3,008,821)

Total		89,914,038	4,847,597	(24,400,913)

(i)	The changes of foreign exchange gain are mainly due to exchange rate changes in cash and cash equivalents held by the Group, including US dollar account and Hong Kong dollar account.

(ii)	Sales partners provide CRMPs as security deposits. Pursuant to the collaboration agreements if the debtor’s loan principal repayments or accrued interests are past due or the loan is in default, sales partners are obliged to fulfill their guaranteed responsibility by selecting among different approaches, otherwise the CRMPs deposited by sales partners are confiscated by the Group, refer to Note 1.

(iii)	Profits/(losses) from fair value change refers to gains or losses resulting from changes in the fair value of investment securities.